Net Loss Per Share - Summary of Basic and Diluted Earnings Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Net Income (Loss) Attributable to Parent [Abstract]
Net loss, basic	$ (57,982)	$ (42,823)
Net loss, diluted	$ (57,982)	$ (42,823)
Weighted-average common shares outstanding, basic	8,490,171	1,268,512
Weighted-average common shares outstanding, diluted	8,490,171	1,268,512
Net loss per share, basic	$ (6.83)	$ (33.76)
Net loss per share, diluted	$ (6.83)	$ (33.76)